Property Held for Lease, Net of Accumulated Depreciation and Impairment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Net book value of property buyouts	$ 30,505	$ 45,589	$ 45,589
Impairment expense	17,216	14,566	$ 14,566
Depreciation expense	$ 115,597	$ 143,671